Share-Based Compensation - Summary of Share Options Activity under 2006 Share Incentive Plan (Detail) - 2006 Share Incentive Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2019 $ / shares shares	May 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding, Beginning balance | shares	5,852
Number of share options, Exercised | shares
Number of share options, Canceled | shares	(5,852)
Number of share options outstanding, Ending balance | shares		5,852
Weighted average exercise prices, Options outstanding, Beginning balance	$ 2.02
Weighted average exercise prices, Exercised
Weighted average exercise prices, Canceled	2.02
Weighted average exercise prices, Options outstanding, Ending balance		$ 2.02
Weighted average exercise prices, Options exercisable at May 31, 2019
Remaining contractual life, Options outstanding		6 months 25 days
Aggregate intrinsic value, Options outstanding | $		$ 475